Acquisitions and Other - InfraRed Capital Partners (Details) - InfraRed $ in Millions	Jul. 01, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired	80.00%
Cash transferred	$ 517
Contingent consideration	$ 29
Percentage of voting shares held by minority interest	20.00%